Parent company only condensed financial information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 76,213	$ 11,049	¥ 163,509	¥ 182,593
Net cash used in investing activities	(67,336)	(9,762)	(185,415)	(21,824)
Issuance of ordinary shares	1,042	151	10	843
Repurchase of ordinary shares	(7,638)	(1,107)	(86,662)	(88,745)
Repayment of unsecured senior notes	0	0	(16,220)	(5,013)
Repayment of bank borrowings	(78,458)	(11,374)	(43,678)	(13,092)
Proceeds from unsecured senior notes, net of debt issuance cost	0	0	35,979	0
Proceeds from convertible unsecured senior notes, net of debt issuance cost	22,276	3,229	35,665	0
Payments for capped call transactions	(1,309)	(189)	(4,612)	0
Proceeds From Exchangeable Bonds Net Of Debt Issuance Cost	10,986	1,593	0	0
Net cash used in financing activities	(20,573)	(2,983)	(76,215)	(108,244)
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	(4,004)	(580)	965	4,389
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	(15,700)	(2,276)	(97,156)	56,914
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	189,268	27,438	286,424	229,510
Cash and cash equivalents, restricted cash and escrow receivables at end of year	173,568	$ 25,162	189,268	286,424
Parent Company and VIE
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	99,551		51,728	93,308
Repayments from (Advances to and investments in) subsidiaries and VIEs, and others	(99,207)		(54,809)	11,838
Net cash used in investing activities	(99,207)		(54,809)	11,838
Issuance of ordinary shares	1,042		10	843
Advances from subsidiaries	30,191		73,526	6,195
Repurchase of ordinary shares	(7,638)		(86,662)	(88,745)
Dividend distribution	(33,732)		(29,077)	(17,946)
Repayment of unsecured senior notes	0		(16,220)	(5,013)
Repayment of bank borrowings	(22,357)		(6,067)	0
Proceeds from unsecured senior notes, net of debt issuance cost	0		35,979	0
Proceeds from convertible unsecured senior notes, net of debt issuance cost	22,276		35,665	0
Payments for capped call transactions	(1,309)		(4,612)	0
Proceeds From Exchangeable Bonds Net Of Debt Issuance Cost	10,986
Net cash used in financing activities	(541)		2,542	(104,666)
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	(70)		43	58
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	(267)		(496)	538
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	618		1,114	576
Cash and cash equivalents, restricted cash and escrow receivables at end of year	¥ 351		¥ 618	¥ 1,114